Stock Transactions and Stock-Based Compensation (RSU And Restricted Stock Activity) (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at beginning of year, number of RSUs/restricted shares	5.2	5.6	6.0
Granted, number of RSUs/restricted shares	1.6	1.5	1.8
Vested, number of RSUs/restricted shares	(1.5)	(1.4)	(1.7)
Forfeited, number of RSUs/restricted shares	(0.4)	(0.5)	(0.5)
Unvested at end of year, number of RSUs/restricted shares	4.9	5.2	5.6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested at beginning of year, weighted average grant-date fair value	$ 51.04	$ 43.29	$ 37.72
Granted, weighted average grant-date fair value	76.71	64.83	52.26
Vested, weighted average grant-date fair value	42.60	38.66	34.86
Forfeited, weighted average grant-date fair value	58.82	43.90	36.84
Unvested at end of year, weighted average grant-date fair value	$ 61.64	$ 51.04	$ 43.29